Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net
Depreciation expense	$ 42,819	$ 6,581	$ 94,281	$ 8,159	$ 11,702	$ 12,927
Minimum [Member]
Property and Equipment, Net
Property, plant and equipment, equipment, useful life			2 years
Maximum [Member]
Property and Equipment, Net
Property, plant and equipment, equipment, useful life			5 years